Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues disaggregated by revenue source
Net revenues	$ 2,162,955	$ 2,108,327	$ 1,583,884
Eliminations
Revenues disaggregated by revenue source
Net revenues	(27,179)	(11,818)	(9,178)
Fintech | Operating segments
Revenues disaggregated by revenue source
Net revenues	206,780	111,412	122,535
Portal advertising | Operating segments
Revenues disaggregated by revenue source
Net revenues	216,440	290,215	320,473
Weibo | Operating segments
Revenues disaggregated by revenue source
Net revenues	1,766,914	1,718,518	1,150,054
Advertising
Revenues disaggregated by revenue source
Net revenues	1,743,617	1,789,285	1,311,866
Advertising | Eliminations
Revenues disaggregated by revenue source
Net revenues	(3,034)	(110)	(5,352)
Advertising | Portal advertising | Operating segments
Revenues disaggregated by revenue source
Net revenues	216,440	290,215	320,473
Advertising | Weibo | Operating segments
Revenues disaggregated by revenue source
Net revenues	1,530,211	1,499,180	996,745
Non-advertising
Revenues disaggregated by revenue source
Net revenues	419,338	319,042	272,018
Financial asset representing fees to be collected for providing the guarantee	$ 19,900	20,700
Maximum period for recognition of revenues after purchase of in-game credits	1 month
Non-advertising | Eliminations
Revenues disaggregated by revenue source
Net revenues	$ (24,145)	(11,708)	(3,826)
Non-advertising | Fintech | Operating segments
Revenues disaggregated by revenue source
Net revenues	206,780	111,412	122,535
Non-advertising | Weibo | Operating segments
Revenues disaggregated by revenue source
Net revenues	$ 236,703	$ 219,338	$ 153,309